ORGANIZATION AND DESCRIPTION OF BUSINESS - NARRATIVE (Details)	12 Months Ended
Dec. 31, 2018
AXA Equity Holdings
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership	59.00%